Statements of changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity Attributable to Parent, Beginning Balance at Aug. 31, 2016	$ 1,240	$ 10,760	$ (46,847)	$ (34,847)
Shares, Outstanding, Beginning Balance at Aug. 31, 2016	12,400,000
Net Income (Loss)			24,439	24,439
Stockholders' Equity Attributable to Parent, Ending Balance at Aug. 31, 2017	$ 1,240	10,760	(22,408)	(10,408)
Shares, Outstanding, Ending Balance at Aug. 31, 2017	12,400,000
Net Income (Loss)			19,541	19,541
Stockholders' Equity Attributable to Parent, Ending Balance at Aug. 31, 2018	$ 1,240	10,760	(2,865)	9,135
Shares, Outstanding, Ending Balance at Aug. 31, 2018	12,400,000
Net Income (Loss)			1,330	1,330
Stockholders' Equity Attributable to Parent, Ending Balance at Feb. 28, 2019	$ 1,240	$ 10,760	$ 1,536	$ 10,464
Shares, Outstanding, Ending Balance at Feb. 28, 2019	12,400,000